SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3)	12 Months Ended
	Jan. 31, 2018 $ / shares shares	Jan. 31, 2018 $ / shares shares	Jan. 31, 2017 shares	Jan. 31, 2016 shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	3,395,000	3,395,000	3,145,000	3,170,000
Exercise Price | $ / shares		$ 0.355
Weighted Average Remaining Contractual Life (years)	3 years 11 days	3 years 11 days
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares			500,000
Stock options [Member] | 0.240 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	1,150,000	1,150,000
Exercise Price | $ / shares	$ 0.240
Weighted Average Remaining Contractual Life (years)	1 year 1 month 13 days	1 year 1 month 13 days
Expiry Date	Mar. 14, 2019	Mar. 14, 2019
Stock options [Member] | 0.125 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	100,000	100,000
Exercise Price | $ / shares	$ 0.125
Weighted Average Remaining Contractual Life (years)	2 years 8 months 5 days	2 years 8 months 5 days
Expiry Date	Oct. 06, 2020	Oct. 06, 2020
Stock options [Member] | 0.150 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	100,000	100,000
Exercise Price | $ / shares	$ 0.150
Weighted Average Remaining Contractual Life (years)	2 years 8 months 5 days	2 years 8 months 5 days
Expiry Date	Oct. 06, 2020	Oct. 06, 2020
Stock options [Member] | 0.175 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	100,000	100,000
Exercise Price | $ / shares	$ 0.175
Weighted Average Remaining Contractual Life (years)	2 years 8 months 5 days	2 years 8 months 5 days
Expiry Date	Oct. 06, 2020	Oct. 06, 2020
Stock options [Member] | 0.200 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	100,000	100,000
Exercise Price | $ / shares	$ 0.200
Weighted Average Remaining Contractual Life (years)	2 years 8 months 5 days	2 years 8 months 5 days
Expiry Date	Oct. 06, 2020	Oct. 06, 2020
Stock options [Member] | 0.225 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	100,000	100,000
Exercise Price | $ / shares	$ 0.225
Weighted Average Remaining Contractual Life (years)	2 years 8 months 5 days	2 years 8 months 5 days
Expiry Date	Oct. 06, 2020	Oct. 06, 2020
Stock options [Member] | 0.355 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	1,720,000	1,720,000
Exercise Price | $ / shares		$ 0.355
Weighted Average Remaining Contractual Life (years)	4 years 5 months 5 days	4 years 5 months 5 days
Expiry Date	Jul. 05, 2022	Jul. 05, 2022
Stock options [Member] | 0.355 One [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock options outstanding shares	25,000	25,000
Exercise Price | $ / shares		$ 0.355
Weighted Average Remaining Contractual Life (years)	1 year 5 months 9 days	1 year 5 months 9 days
Expiry Date	Jul. 10, 2019	Jul. 10, 2019